Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Breakdown for Income Taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2025	2024	2023
Current taxes	(39,503)	(39,243)	(54,795)
Deferred taxes	8,948	(504)	21,362
Income taxes	(30,555)	(39,747)	(33,433)

Schedule of Reconciliation between Actual Income Taxes and the Theoretical Income Taxes
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2025, 2024 and 2023.

	For the years ended December 31,
(€ thousands, except percentages)	2025	2024	2023
Profit before taxes	140,042	130,608	169,094
Theoretical income tax expense - tax rate 24%	(33,610)	(31,346)	(40,583)
Tax effect on:
Non-taxable income	4,730	4,302	11,454
Differences between foreign tax rates and the theoretical applicable tax rate	1,073	133	5,847
Tax (expense)/benefit relating to prior years	(113)	142	2,997
Deferred tax assets recognized from previous years	9,985	14,516	7,425
Deferred tax assets not recognized	(4,850)	(8,437)	(4,107)
Tax on dividends and earnings	757	(4,655)	(5,613)
Other tax items	(5,659)	(12,476)	(6,363)
Total tax expense, excluding IRAP	(27,687)	(37,821)	(28,943)
Effective tax rate, excluding IRAP	19.8%	29.0%	17.1%
Italian regional income tax expense (IRAP)	(2,868)	(1,926)	(4,490)
Total income tax	(30,555)	(39,747)	(33,433)
Effective tax rate	21.8%	30.4%	19.8%

Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2024	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2025
Deferred tax assets arising on:
Employee benefits	6,568	175	52	(249)	6,546
Property, plant and equipment	6,872	(869)	—	(246)	5,757
Lease liabilities	116,599	13,165	—	(837)	128,927
Intangible assets	3,216	269	—	883	4,368
Provision for obsolete inventory	29,351	1,909	—	(402)	30,858
Elimination of intercompany margin on inventory	40,694	(540)	—	(3,161)	36,993
Provisions	2,354	3,678	—	(2,495)	3,537
Financial assets	1,706	—	(351)	296	1,651
Tax losses	50,188	(2,487)	—	3,480	51,181
Other	11,253	6,744	—	(15,098)	2,899
Deferred tax assets (prior to offsetting)	268,801	22,044	(299)	(17,829)	272,717
Offsetting of deferred tax assets	(102,772)				(108,670)
Total deferred tax assets	166,029				164,047

Deferred tax liabilities arising on:
Property, plant and equipment	1,390	1,479	—	(445)	2,424
Right-of-use assets	109,362	11,525	—	(7,439)	113,448
Intangible assets	47,100	1,121	—	411	48,632
Financial assets fair value	1,300	196	(4)	(39)	1,453
Other	21,749	(1,225)	1,254	(3,034)	18,744
Deferred tax liabilities (prior to offsetting)	180,901	13,096	1,250	(10,546)	184,701
Offsetting of deferred tax liabilities	(102,772)				(108,670)
Total deferred tax liabilities	78,129				76,031

(€ thousands)	At December 31, 2023	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2024
Deferred tax assets arising on:
Employee benefits	6,030	224	18	296	6,568
Property, plant and equipment	8,583	(1,215)	—	(496)	6,872
Lease liabilities	103,099	333	—	13,167	116,599
Intangible assets	3,379	70	—	(233)	3,216
Provision for obsolete inventory	28,959	(1,677)	—	2,069	29,351
Elimination of intercompany margin on inventory	39,701	61	—	932	40,694
Provisions	2,368	(817)	—	803	2,354
Financial assets	1,448	—	258	—	1,706
Tax losses	46,366	4,196	—	(374)	50,188
Other	7,165	(2,149)	1,214	5,023	11,253
Deferred tax assets (prior to offsetting)	247,098	(974)	1,490	21,187	268,801
Offsetting of deferred tax assets	(86,220)				(102,772)
Total deferred tax assets	160,878				166,029

Deferred tax liabilities arising on:
Property, plant and equipment	296	(414)	—	1,508	1,390
Right-of-use assets	96,615	83	—	12,664	109,362
Intangible assets	46,860	1,647	—	(1,407)	47,100
Financial assets fair value	1,817	76	(584)	(9)	1,300
Other	14,517	(1,862)	222	8,872	21,749
Deferred tax liabilities (prior to offsetting)	160,105	(470)	(362)	21,628	180,901
Offsetting of deferred tax liabilities	(86,220)				(102,772)
Total deferred tax liabilities	73,885				78,129

Schedule of Tax Losses Carried Forward for which No Deferred Tax Assets
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2025	2024
Expiry within 1 year	9,793	13,462
Expiry 1-5 years	15,211	36,787
Expiry over 5 years	27,022	39,319
No expiration	227,718	177,010
Total tax losses carried forward	279,744	266,578